UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Greater Europe Growth Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                           Shares                Value ($)
                                                                           ------                ---------

Common Stocks 93.9%
Denmark 0.8%
TDC A/S                                                                       81,640            2,651,720
(Cost $2,505,232)

Finland 1.0%
Nokia Oyj                                                                    320,169            3,666,487
(Cost $4,482,558)

France 12.9%
Aventis SA(b)                                                                 24,070            1,865,580
BNP Paribas SA                                                                88,960            5,171,764
Credit Agricole SA                                                           161,224            3,797,203
Imerys SA                                                                     31,280            1,900,054
Lafarge SA                                                                    79,398            6,793,093
Publicis Groupe SA                                                            67,230            1,819,322
Schneider Electric SA                                                         98,466            6,253,301
Thomson SA                                                                   186,336            3,466,137
Total SA                                                                      54,441           10,552,090
Vivendi Universal SA*                                                        133,960            3,343,410
                                                                                               -----------
(Cost $35,966,162)                                                                             44,961,954

Germany 10.3%
Adidas-Salomon AG                                                             30,290            3,595,757
E.ON AG                                                                      140,202            9,961,853
Hochtief AG                                                                  118,300            2,735,066
Metro AG                                                                     183,924            8,427,199
SAP AG                                                                        26,151            4,185,724
Siemens AG (Registered)                                                       98,737            6,918,325
                                                                                               -----------
(Cost $27,603,647)                                                                             35,823,924

Greece 1.3%
Alpha Bank AE                                                                187,662            4,442,430
(Cost $3,358,586)

Ireland 0.7%
Depfa Bank PLC                                                               185,990            2,525,492
(Cost $2,065,992)

Italy 3.1%
Eni SpA                                                                      517,661           10,636,982
(Cost $6,495,018)

Luxembourg 1.0%
Arcelor                                                                      219,110            3,630,818
(Cost $2,825,446)

Netherlands 5.2%
Aegon NV(b)                                                                  539,701            6,128,625
ING Groep NV                                                                 367,728            8,519,454
Koninklijke Ahold NV*                                                        457,540            3,397,783
                                                                                               -----------
(Cost $17,304,104)                                                                             18,045,862

Spain 4.5%
Gestevision Telecinco SA*                                                     24,201              381,835
Repsolf YPF, SA                                                              168,170            3,564,718
Telefonica SA                                                                799,706           11,637,308
                                                                                               -----------
(Cost $11,813,184)                                                                             15,583,861

Sweden 2.8%
Autoliv, Inc. (SDR)                                                           83,169            3,452,972
Skandia Forsakrings AB                                                       913,090            3,553,250
Telefonaktiebolaget LM Ericsson "B"*                                       1,014,616            2,707,051
                                                                                               -----------
(Cost $9,691,033)                                                                               9,713,273

Switzerland 16.7%
ABB Ltd.*                                                                  1,438,148            7,750,431
Clariant AG (Registered)                                                     209,300            2,815,805
Credit Suisse Group                                                          137,930            4,415,868
Nestle SA (Registered)                                                        44,877           11,445,000
Novartis AG (Registered)                                                     227,810           10,171,676
Roche Holding AG                                                              83,821            8,269,659
Swatch Group AG "B"                                                           37,400            4,754,484
UBS AG (Registered)                                                          129,170            8,623,422
                                                                                               -----------
(Cost $48,791,068)                                                                             58,246,345

United Kingdom 33.6%
AstraZeneca PLC                                                              172,650            7,731,966
Aviva PLC                                                                    342,460            3,489,873
BAA PLC                                                                      665,040            6,771,106
BP PLC                                                                     1,160,851           10,900,287
Carnival PLC                                                                  85,230            4,172,118
Centrica PLC                                                                 959,500            4,129,409
GlaxoSmithKline PLC                                                          531,186           10,797,210
Hays PLC                                                                   2,316,586            5,143,041
HSBC Holdings PLC                                                            977,051           14,357,259
Imperial Tobacco Group PLC                                                   196,560            4,277,973
InterContinental Hotels Group PLC                                            352,890            3,753,493
ITV PLC                                                                    2,347,900            4,464,858
Man Group PLC                                                                112,960            2,688,711
Royal Bank of Scotland Group PLC                                             340,280            9,573,212
Shell Transport & Trading Co., PLC                                         1,649,378           11,960,801
Vodafone Group PLC                                                         5,852,591           12,700,427
                                                                                               -----------
(Cost $98,461,575)                                                                            116,911,744


Total Common Stocks (Cost $271,363,605)                                                       326,840,892

Preferred Stocks 1.6%
Germany 1.6%
Fresenius AG                                                                  22,860            1,692,135
Henkel KGaA                                                                   52,770            3,865,539
                                                                                               -----------
(Cost $5,068,804)                                                                               5,557,674


Total Preferred Stocks (Cost $5,068,804)                                                        5,557,674

Securities Lending Collateral 1.7%
Daily Assets Fund Institutional 1.29% (c) (d)
(Cost $5,974,200)                                                          5,974,200            5,974,200

Cash Equivalents 2.8%
Scudder Cash Management QP Trust 1.38% (a)
(Cost $9,580,108)                                                          9,580,108            9,580,108



Total Investment Portfolio  (Cost $291,986,717)                                               347,952,874
                                                                                            ==============

Sector Diversification

                                                               Percent
                                                               -------
Financials                                                      23.3%
Energy                                                          14.3%
Consumer Discretionary                                          12.5%
Health Care                                                     12.2%
Industrials                                                     10.7%
Telecommunication Services                                       8.1%
Consumer Staples                                                 6.9%
Materials                                                        4.6%
Utilities                                                        4.2%
Information Technology                                           3.2%
Total                                                         100.00%


*        Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $5,681,566, which is 1.7% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)      Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Greater Europe Growth Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Greater Europe Growth Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004